Income taxes - Schedule of income tax related to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Remeasurements of defined benefit plans, gross	€ (24)	€ 408	€ (343)
Remeasurements of defined benefit plans, tax	7	(85)	61
Remeasurements of defined benefit plans, net	(17)	323	(282)
Translation differences, gross	(1,627)	537	(535)
Translation differences, tax	(3)	8	7
Translation differences, net	(1,630)	545	(528)
Net investment hedges, gross	111	(40)	135
Net investment hedges, tax	(22)	8	(27)
Net investment hedges, net	89	(32)	108
Cash flow and other hedges, gross	1	21	(61)
Cash flow and other hedges, tax	0	(3)	10
Cash flow and other hedges, net	1	18	(51)
Financial assets at fair value through other comprehensive income	9	19	10
Financial assets at fair value through other comprehensive income, tax	(2)	(5)	0
Financial assets at fair value through other comprehensive income, net	7	14	10
Other increase/(decrease), gross	7	3	(4)
Other increase/(decrease), tax	(1)	0	0
Other increase/(decrease), net	6	3	(4)
Total, gross	(1,523)	948	(798)
Total, tax	(21)	(77)	51
Other comprehensive loss	€ (1,544)	€ 871	€ (747)